Lease liabilities and right-of-use assets - Summary of Amounts Recognized in Consolidated Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and right-of-use assets
Interest expense on lease liabilities	$ 127,426	$ 341,510	$ 140,184
Interest income on sublease receivables	(37,706)	(8,340)
Depreciation of right-of-use assets	364,116	1,216,495	541,218
Amounts recognized in consolidated statement of comprehensive income	$ 453,836	$ 1,549,665	$ 681,402